INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Payments of Stock Issuance Costs	$ 2,456	$ 0